Consolidated Statements of Comprehensive Income - USD ($) $ in Millions	3 Months Ended													4 Months Ended				9 Months Ended		12 Months Ended
	Jul. 03, 2016	Sep. 27, 2015	[1]	Jul. 05, 2015		Apr. 12, 2015	[1]	Sep. 28, 2014	[1]	Jul. 06, 2014	[1]	Apr. 13, 2014	[1]	Jan. 18, 2015	[1]	Jan. 19, 2014	[1]	Jul. 03, 2016	Jul. 05, 2015	Sep. 27, 2015	Sep. 28, 2014	Sep. 29, 2013
Statement of Comprehensive Income [Abstract]
Net income	$ 120	$ 56		$ 154	[1]	$ 158		$ 128		$ 151		$ 142		$ 167		$ 158		$ 419	$ 479	$ 536	$ 579	$ 551
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments	(1)			3														(1)	(15)	(21)	(8)	(4)
Other comprehensive income (loss), net of tax	(1)			3														(1)	(15)	(21)	(8)	(4)
Comprehensive income	$ 119			$ 157														$ 418	$ 464	$ 515	$ 571	$ 547

[1]	Sum of quarterly amounts, including per share amounts, may not equal fiscal year totals due to the effect of rounding and the independent quarterly computation of per share amounts.